Share-Based Payments - Joint Share Ownership Plan (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2020 shares	Jun. 30, 2019 shares	Jun. 30, 2018 shares
Company Share Option Plan (“CSOP”)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period		10 years
Vesting period		5 years
Number of share options exercised (in shares)		10,660	94,040	0
Weighted average remaining contractual life		5 years	5 years	6 years
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period		25 years
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)		167,611	715,548
Number of share options exercised (in shares)		67,937	2,724,917	0
Number of share options cancelled (in shares)		480,000
Weighted average remaining contractual life		17 years	17 years	19 years
Joint Share Ownership Plan - EBT Portion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)		551,723	1,906,462
Long term Incentive Plan - EBT Portion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)		306,802	72,601
Long term Incentive Plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)		309,952	72,601	0
Weighted average remaining contractual life	5 years	5 years	6 years	7 years
Expiration Period Tranche One | Long term Incentive Plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period		10 years